Right-of-use assets	6 Months Ended
Feb. 28, 2023
Right-of-use Assets
Right-of-use assets

12. Right-of-use assets

A continuity of the Company’s right-of-use assets is as follows:

	2023	2022
	$	$

Balance, August 31,	11,115	557,022
Depreciation	(6,063)	(127,714)
Held for sale - Eden Games	-	(16,480)
Effect of foreign exchange	-	(2,459)
Balance, February 28,	5,052	410,369

Right of use assets consist primarily of leases for corporate office facilities and are amortized monthly over the term of the lease, or useful life, if shorter.